Statements of Changes in Stockholders' Deficit - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at beginning at Sep. 30, 2015		$ 120,000	$ (116,000)	$ (8,910)	$ (4,910)
Balance at beginning (in shares) at Sep. 30, 2015	[1]	120,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for cash		$ 30,150	(10,050)		20,100
Shares issued for cash (in shares)	[1]	30,150,000
Net Loss				(20,197)	(20,197)
Balance at ending at Sep. 30, 2016		$ 150,150	(126,050)	(29,107)	(5,007)
Balance at ending (in shares) at Sep. 30, 2016	[1]	150,150,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forgiveness of advance by former directors			14,229		14,229
Shares issued for cash					$ 20,100
Shares issued for cash (in shares)					30,150,000
Net Loss				(89,359)	$ (89,359)
Balance at ending at Sep. 30, 2017		$ 150,150	$ (111,821)	$ (118,466)	(80,137)
Balance at ending (in shares) at Sep. 30, 2017	[1]	150,150,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss					(778,990)
Balance at ending at Jun. 30, 2018					$ (187,108)

[1]	Adjusted for 30:1 forward stock split on November 4, 2016.